Note 11 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Federal Home Loan Bank Advances [Member]
Note 11 - Borrowings (Tables) [Line Items]
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31, 2015		December 31, 2014
Fixed rate borrowings maturing:	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
2016	$1,000	0.88%	$1,000	0.88%
2017	2,500	1.15	1,500	1.30
2018	3,000	1.46	1,000	1.71
2019	1,000	2.02	1,000	2.02
Total FHLB long-term debt	$7,500	1.35%	$4,500	1.46%

Federal Home Loan Bank Advances [Member]
Note 11 - Borrowings (Tables) [Line Items]
Schedule of Short-term Debt [Table Text Block]
	At or For the Year Ended December 31,
	2015	2014
	(Dollars in Thousands)
FHLB short-term borrowings:
Average balance outstanding	$7,077	$7,682
Maximum amount outstanding at any month-end during the period	8,000	11,500
Balance outstanding at end of period	6,000	7,000
Average interest rate during the period	0.35%	0.27%
Weighted average interest rate at end of period	0.45%	0.27%